Sprott Gold Equity Fund

Schedule of Investments as of March 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 83.46%
Gold Related Securities - 74.24%
Australia - 9.49%
Bellevue Gold Ltd. (a)	10,523,000	$7,559,400
Evolution Mining Ltd.	3,000,000	9,877,578
Newcrest Mining Ltd.	545,065	10,906,521
Northern Star Resources Ltd.	2,714,500	21,815,775
Perseus Mining Ltd.	19,500,000	28,600,078
West African Resources Ltd. (a)(b)	24,900,000	23,290,880
Westgold Resources Ltd.	4,761,905	6,859,429

		108,909,661

Canada - 54.11%
Agnico Eagle Mines Ltd.	653,186	39,970,187
Alamos Gold, Inc. - Class A	3,799,600	31,992,632
Baru Gold Corp. (a)(b)(c)	13,290,993	797,364
Equinox Gold Corp. (a)	3,355,595	27,700,468
Falco Resources Ltd. (a)(b)	23,722,300	6,356,814
Gold Standard Ventures Corp. (a)(c)	3,000,000	1,367,836
I-80 Gold Corp. (a)(b)(c)	15,915,264	43,793,551
International Tower Hill Mines Ltd. (a)(b)	6,750,222	6,621,293
International Tower Hill Mines Ltd. (a)(b)(d)	1,369,738	1,369,574
International Tower Hill Mines Ltd. (a)(b)(d)(e)	18,664,631	18,662,391
Jaguar Mining, Inc. (b)(e)	5,736,559	18,997,203
Kinross Gold Corp.	5,489,967	32,281,006
Maverix Metals, Inc.	1,615,000	7,752,000
Maverix Metals, Inc. (d)	3,087,500	14,793,525
New Gold, Inc. (a)	14,633,100	26,339,580
Novagold Resources, Inc. (a)	2,030,800	15,698,084
NuLegacy Gold Corp. (a)(b)	37,852,485	1,665,309
OceanaGold Corp. (a)	6,500,000	14,402,272
Osisko Development Corp. (a)(c)	1,333,400	4,469,021
Osisko Development Corp. (a)(d)	1,500,000	5,027,397
Osisko Gold Royalties Ltd.	2,532,067	33,399,020
Osisko Mining, Inc. (a)(b)	15,384,239	49,100,599
Pan American Silver Corp.	788,445	21,524,548
Seabridge Gold, Inc. (a)	900,000	16,650,000
Silvercrest Metals, Inc. (a)(b)	4,056,600	36,148,081
SSR Mining, Inc.	1,097,300	23,856,828
Strategic Metals Ltd. (a)(b)	9,886,500	3,202,842
Torex Gold Resources, Inc. (a)	2,433,900	30,566,116
Trifecta Gold Ltd. (a)	2,325,199	120,896
Victoria Gold Corp. (a)(b)(c)	2,264,600	28,802,256
Wesdome Gold Mines Ltd. (a)	3,115,200	39,097,299
Wheaton Precious Metals Corp.	386,175	18,374,206

		620,900,198

South Africa - 3.72%
Gold Fields Ltd. - ADR (c)	2,561,143	39,595,271
Gold Fields Ltd. (d)	200,000	3,121,300

		42,716,571

United Kingdom - 2.81%
Endeavour Mining PLC (c)	1,297,500	32,184,508

United States - 4.11%
Contango ORE, Inc. (a)	263,200	6,448,400
Electrum Ltd. (a)(f) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	42,546
Newmont Corp.	511,990	40,677,605

		47,168,551

Total Gold Related Securities		851,879,489

Other Precious Metals Related Securities - 8.54%
Canada - 4.89%
Bear Creek Mining Corp. (a)	4,079,000	3,491,205
MAG Silver Corp. (a)(b)(c)	1,742,835	28,181,642
MAG Silver Corp. (a)(b)(d)(e)	1,432,665	23,194,928
Nickel Creek Platinum Corp. (a)(b)	14,037,494	1,179,008

		56,046,783

South Africa - 3.18%
Sibanye Stillwater Ltd. - ADR (c)	2,250,000	36,517,500

United States - 0.47%
Gatos Silver, Inc. (a)(c)	906,416	3,915,716
Silver Opportunity Partners Corp. (a)(f) (Originally acquired 03/15/11, Cost $4,525,333)	243,690	1,413,404

		5,329,120

Total Other Precious Metals Related Securities		97,893,403

Other Securities - 0.68%
United States - 0.68%
Aclara Resources, Inc. (a)(c)	524,621	306,342
Gold Bullion International LLC (a)(b)(f) (Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,900,000
I-Pulse, Inc. (a)(f) (Originally acquired 10/09/07, Cost $126,097)	74,532	596,256
Ivanhoe Electric, Inc. (a)(f) (Originally acquired 10/09/07, Cost $49,427)	20,988	15,741

Total Other Securities		7,818,339

Total Common Stocks (Cost $859,922,216)		957,591,231

Private Fund - 1.21%
Gold Related Security - 1.21%
Tocqueville Bullion Reserve LP - Class G (a)(b) (Originally acquired 11/28/11, Cost $13,795,735)	7,619	13,852,864

Total Private Fund (Cost $13,795,735)		13,852,864

Gold Bullion - 11.17%
United States - 11.17%
Gold Bullion (a)	66,162	128,184,518

Total Gold Bullion (Cost $27,386,733)		128,184,518

Warrants - 0.14%
Gold Related Securities - 0.14%
Canada - 0.13%
Falco Resources Ltd.
Expiration: 07/31/2025, Exercise Price: CAD $0.55 (a)(b)(d)(e)(f) (Originally acquired 09/07/21, Cost $0)	3,750,000	158,381
I-80 Gold Corp.
Expiration: 09/18/2022, Exercise Price: CAD $3.64 (a)(b)(d)(f) (Originally acquired 03/02/21, Cost $0)	1,330,000	322,779
NuLegacy Gold Corp.
Expiration: 10/08/2022, Exercise Price: CAD $0.12 (a)(b)(e)(f) (Originally acquired 10/07/19, Cost $0)	4,648,198	—

Osisko Development Corp.
Expiration: 03/02/2027, Exercise Price: CAD $7.60 (a)(d)(f)	1,500,000	1,028,877
Osisko Mining, Inc.
Expiration: 06/23/2022, Exercise Price: CAD $5.25 (a)(b)(f) (Originally acquired 06/17/20, Cost $0)	932,500	23,123

Total Gold Related Securities		1,533,160

Other Precious Metals Related Securities - 0.01%
Canada - 0.01%
Nickel Creek Platinum Ltd.
Expiration: 08/08/2022, Exercise Price: CAD $0.35 (a)(b)(e)(f) (Originally acquired 08/04/17, Cost $0)	6,189,601	—
Nickel Creek Platinum Ltd.
Expiration: 07/01/2024, Exercise Price: CAD $0.08 (a)(b)(e)(f) (Originally acquired 07/01/19 Cost $0)	1,658,293	46,824

Total Other Precious Metals Related Securities		46,824

Total Warrants (Cost $0)		1,579,984

Right - 0.00%
Gold Related Securities - 0.00%
Osisko Development Corp.
Expiration: 05/25/2022, Exercise Price: CAD $10.00 (a)(d)(f) (Originally acquired 10/28/20, Cost $0)	666,700	—

Total Right (Cost $0)		—

Short-Term Investments - 7.48
Money Market Fund - 3.94%
Invesco Treasury Portfolio
Institutional Class, 0.010% (g)	45,252,273	45,252,273

Investments Purchased with Proceeds from Securities Lending - 3.54%
Mount Vernon Liquid Assets, 0.10%	40,589,985	40,589,985

Total Short-Term Investments (Cost $85,842,258)		85,842,258

Total Investments (Cost $986,946,942) - 103.46%		1,187,050,855
Liabilities in Excess of Other Assets - (3.46)%		(39,630,075)

Total Net Assets - 100.0%		$1,147,420,780

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 2.
(c)

This security or a partial position of this security is on loan at March 31, 2022. The total market value of securities on loan at March 31, 2022 was $38,216,302. The loaned securities were secured with cash collateral of $40,589,985. The cash collateral received consist of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(d)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(e)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of March 31, 2022 was $61,059,727, which represented 8.65% of net assets.
(f)

Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 2 or 3 security. See Footnote 2. The aggregate value of fair valued securities as of March 31, 2022 was $10,547,931, which represented 0.92% of net assets.

(g)	Variable rate security. Rate listed is the 7-day effective yield as of March 31, 2022.

The	Accompanying Footnotes are an Integral Part of these Financial Statements.